Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments and Fair Value Disclosures
Summary of charterers that individually accounted for 10% or more of the Company's time charter revenues

Charterer	2022	2021
A	20%	—
B	14%	—
C	12%	—
D	11%	32%
E	—	35%
F	—	26%